Financial Instruments and Risk Management - Schedule of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)
Trade receivables
Trade receivables, Collection within less than 1 year	RM 8,409,351		RM 1,990,414		$ 1,881,118
Other receivables
Other receivables, Collection within less than 1 year	2,103,818		4,513,832		$ 470,611
Lifetime expected credit loss
As at January 1			90,205
Decrease in expected credit loss			(90,205)	RM (48,523)
As at December 31				RM 90,205